Summary of Significant Accounting Policies - Summary of Acquired Intangible Assets Useful Life (Detail)	Jun. 30, 2025	Dec. 31, 2024
Regulatory licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years	5 years
Minimum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years 6 months
Minimum [Member] | Patents and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year	1 year
Maximum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years	6 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years	4 years
Maximum [Member] | Patents and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	17 years	17 years